Share-Based Payments - Stock Option (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 step	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares withheld on stock option exercises - for taxes	$ 313,000	$ 746,000	$ (265,000)
Nonqualified stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			97.00%
Expected Dividend			0.00%
Expected Term			3 years
Contractual Term			10 years
Risk Free Interest Rate, Minimum			2.88%
Risk Free Interest Rate, Maximum			2.97%
Number of Steps			500
Stock options vested during the period	474,853	555,174	390,070
Fair value of stock options vested during the period	499,000	578,000	179,000
Intrinsic value of stock options exercised during the period	296,000	224,000	387,000
Cash proceeds from stock options exercised	5,000	13,000	4,000
Shares withheld on stock option exercises for taxes	69,044	29,948	90,315
Value of shares withheld on stock option exercises - for taxes	179,000	91,000	238,000
Aggregate Intrinsic Value of Stock Options Outstanding	800,000
Aggregate Intrinsic Value of Stock Options Exercisable	$ 800,000
Average remaining life of stock options outstanding	6 years 1 month
Options exercisable, Weighted Average Remaining Contractual Term	6 years 0 months
Options outstanding, Weighted Average Exercise Price	$ 2.31	$ 2.06	$ 1.95	$ 1.17
Options granted, Weighted Average Grant Date Fair Value	$ 0.00	$ 0.00	$ 2.61
Options exercised, Weighted Average Exercise Price	$ 0.58	$ 0.58	$ 0.58
Options forfeited, Weighted Average Exercise Price	$ 0.58	$ 0.58	$ 0.58
Options Exercisable, Weighted Average Exercise Price	$ 2.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding	1,291,828	1,392,278	928,650
Options granted	0	0	670,000
Options exercised	(139,817)	(99,400)	(186,113)
Options forfeited	(48,076)	(1,050)	(20,259)
Options outstanding	1,103,935	1,291,828	1,392,278
Options exercisable	1,013,935
Nonqualified stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in Period, Weighted Average Grant Date Fair Value			$ 1.25
Nonqualified stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in Period, Weighted Average Grant Date Fair Value			$ 2.16